Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating activities:
Net loss for the year	$ (15,018)	$ (11,195)	$ (5,535)
Adjustments for non-cash items	1,583	2,945	2,123
Interest received		9	2
Interest paid	30	39	15
Income taxes received	812	688	453
Cash flow from operating activities before changes in working capital	(12,653)	(7,592)	(2,972)
Cash flow from changes in working capital:
Changes in net working capital	215	573	981
Net cash used in operating activities	(12,438)	(7,019)	(1,991)
Investing activities:
Investment in intangible assets	(35)
Purchase of property, plant and equipment	(149)	(61)	(7)
Changes in non-current financial assets – leasehold deposits	(209)	(7)	13
Net (cash used in)/ provided by investing activities	(393)	(68)	6
Financing activities:
Proceeds from issuance of shares	9,020	9,442	1,092
Transaction costs related to issuance of shares	(128)	(13)
Proceeds from issuance of convertible debt instruments		152	7,998
Leasing installments	(74)	(73)	(63)
Net cash provided by financing activities	8,818	9,508	9,027
Net (decrease)/increase in cash and cash equivalents	(4,013)	2,421	7,042
Cash and cash equivalents at January 1	9,559	7,433	468
Exchange rate adjustments on cash and cash equivalents	288	(295)	(77)
Cash and cash equivalents at December 31	5,834	$ 9,559	$ 7,433
Non-cash investing and financing activities
Capitalized intangible assets included in other payables	$ 60